                 Please file this Supplement with your records

                                     [LOGO]

             SECURITY CAPITAL REAL ESTATE MUTUAL FUNDS INCORPORATED
                    SECURITY CAPITAL U.S. REAL ESTATE SHARES

                          Supplement dated May 30, 2002
                                       To
     Prospectus and Statement of Additional Information dated April 30, 2002

         The following information supplements and amends the prospectus and Statement of Additional Information of Security Capital U.S. Real Estate Shares ("SC-US"), a portfolio of Security Capital Real Estate Mutual Funds Incorporated ("SC-REMFs").

         1. On December 14, 2001, Security Capital Group Incorporated ("Security Capital"), the indirect owner of Security Capital Research & Management Incorporated ("SC-R&M"), entered into an Agreement and Plan of Merger (the "Agreement") with General Electric Capital Corporation ("GE Capital") and EB Acquisition Corp., an indirect wholly owned subsidiary of GE Capital. Pursuant to the Agreement, on May 14, 2002, EB Acquisition Corp. merged with and into Security Capital with Security Capital as the surviving company and as an indirect wholly owned subsidiary of GE Capital. GE Capital in turn is an indirect wholly owned subsidiary of General Electric Company ("GE"). GE Capital provides a variety of consumer services, such as credit cards and life and auto insurance; mid-market financing; specialized financing; specialty insurance; equipment management, and specialized services, to businesses and individuals in 47 countries around the world. GE is a diversified services, technology and manufacturing company with operations worldwide.

         Upon consummation of the transaction, the current investment advisory agreement (the "Current Advisory Agreement") between SC-US and SC-R&M was terminated automatically in accordance with the Investment Company Act. To assure continuation of advisory services to SC-US, the directors of SC-REMFs on March 7, 2002 approved (1) a new investment advisory agreement for SC-US (the "New Advisory Agreement") that will become effective upon its approval by shareholders of SC-US and (2) an interim investment advisory agreement for SC-US (the "Interim Advisory Agreement") pursuant to which SC-R&M continues to act as investment adviser to SC-US until the earlier of 150 days after May 14, 2002 (i.e., October 11, 2002) or the date on which SC-US shareholders approve the New
 ----
Advisory Agreement.

         SC-R&M does not anticipate that this transaction will have any adverse effect on its performance of investment advisory functions for SC-US. The New Advisory Agreement and the Interim Advisory Agreement are substantially identical to the Current Advisory Agreement and SC-R&M's annual management fee will remain 0.60% of the average daily net asset value of SC-US's shares. A special meeting of shareholders of SC-REMFs will be held in the summer of 2002 at which time SC-US shareholders will be asked to approve to the New Advisory Agreement.

         2. In conjunction with the merger described in (1) above, on May 14, 2002, Security Capital sold its entire indirect ownership interest in Macquarie Capital Partners LLC, the distributor of SC-US's shares. As of May 14, 2002, Macquarie Capital Partners LLC no longer is an affiliated person of SC-R&M or SC-REMFs.

         3. The prospectus and Statement of Additional Information of SC-US dated April 30, 2002 should be read in conjunction with the events described in
(1) and (2) above.

         For further information please call 1-888-SECURITY (toll free).

                   The date of this Supplement is May 30, 2002

                 Please file this Supplement with your records


                                     [LOGO]

             SECURITY CAPITAL REAL ESTATE MUTUAL FUNDS INCORPORATED
                  SECURITY CAPITAL EUROPEAN REAL ESTATE SHARES

                          Supplement dated May 30, 2002
                                       To
     Prospectus and Statement of Additional Information dated April 30, 2002

         The following information supplements and amends the prospectus and Statement of Additional Information of Security Capital European Real Estate Shares ("SC-EUROPEAN"), a portfolio of Security Capital Real Estate Mutual Funds Incorporated ("SC-REMFs").

         1. On December 14, 2001, Security Capital Group Incorporated ("Security Capital"), the indirect owner of Security Capital Research & Management Incorporated ("SC-R&M"), entered into an Agreement and Plan of Merger (the "Agreement") with General Electric Capital Corporation ("GE Capital") and EB Acquisition Corp., an indirect wholly owned subsidiary of GE Capital. Pursuant to the Agreement, on May 14, 2002, EB Acquisition Corp. merged with and into Security Capital with Security Capital as the surviving company and as an indirect wholly owned subsidiary of GE Capital. GE Capital in turn is an indirect wholly owned subsidiary of General Electric Company ("GE"). GE Capital provides a variety of consumer services, such as credit cards and life and auto insurance; mid-market financing; specialized financing; specialty insurance; equipment management, and specialized services, to businesses and individuals in 47 countries around the world. GE is a diversified services, technology and manufacturing company with operations worldwide.

         Upon consummation of the transaction, the current investment advisory agreement (the "Current Advisory Agreement") between SC-EUROPEAN and SC-R&M was terminated automatically in accordance with the Investment Company Act. To assure continuation of advisory services to SC-EUROPEAN, the directors of SC-REMFs on March 7, 2002 approved (1) a new investment advisory agreement for SC-EUROPEAN (the "New Advisory Agreement") that will become effective upon its approval by shareholders of SC-EUROPEAN and (2) an interim investment advisory agreement for SC-EUROPEAN (the "Interim Advisory Agreement") pursuant to which SC-R&M continues to act as investment adviser to SC-EUROPEAN until the earlier of 150 days after May 14, 2002 (i.e., October 11, 2002) or the date on which
                                ---
SC-EUROPEAN shareholders approve the New Advisory Agreement.

         SC-R&M does not anticipate that this transaction will have any adverse effect on its performance of investment advisory functions for SC-EUROPEAN. The New Advisory Agreement and the Interim Advisory Agreement are substantially identical to the Current Advisory Agreement and SC-R&M's annual management fee will remain 0.85% of the average daily net asset value of SC-EUROPEAN's shares. SC-R&M has furthermore agreed with SC-EUROPEAN to continue its former undertaking to waive its management fee or reimburse SC-EUROPEAN to the extent necessary to maintain the total operating expenses (excluding brokerage fees and commissions, interest, taxes and other extraordinary expenses) of SC-EUROPEAN at 1.45% of SC-EUROPEAN's average daily net assets, as it had agreed to do prior to the consummation of the Agreement with GE Capital. A special meeting of shareholders of SC-REMFs will be held in the summer of 2002 at which time SC-EUROPEAN shareholders will be asked to approve the New Advisory Agreement.

         2. In conjunction with the merger described in (1) above, on May 14, 2002, Security Capital sold its entire indirect ownership interest in Macquarie Capital Partners LLC, the distributor of SC-EUROPEAN's shares. As of May 14, 2002, Macquarie Capital Partners LLC no longer is an affiliated person of SC-R&M or SC-REMFs.

         3. The prospectus and Statement of Additional Information of SC-EUROPEAN dated April 30, 2002 should be read in conjunction with the events described in (1) and (2) above.







         For further information please call 1-888-SECURITY (toll free).


                   The date of this Supplement is May 30, 2002